INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of United States and Foreign Income (Loss) Before Income Taxes

United States and foreign income (loss) before income taxes were as follows:

	Years Ended December 31
	2025	2024	2023
	(in thousands)
United States	$4,749	$643	$16,378
Foreign	1,683	(4,328)	(3,533)
Elimination of Intercompany Dividend Income	(12,760)	—	(15,422)
	$(6,328)	$(3,685)	$(2,577)

Schedule of Income Taxes Paid	The total income tax paid were as follows:

Year Ended December 31, 2025
(in thousands)
United States	$—
Foreign
India	521
Japan	275
Other jurisdictions	—
Total income tax paid (net of refund)	$796

Schedule of Components of the Expense for Income Taxes

The components of the income tax expense are summarized as follows:

	Years Ended December 31,
	2025	2024	2023
	(in thousands)
Current
Federal	$—	$—	$—
State	—	—	—
Foreign	1,391	529	999
Total current income tax expense	$1,391	$529	$999
Deferred
Federal	—	—	—
State	—	—	—
Foreign	231	154	275
Total deferred tax expense	$231	$154	$275
Total income tax expense	$1,622	$683	$1,274

Summary of Unrecognized Tax Benefits

A summary of the Company’s unrecognized tax benefits is as follows:

	Years Ended December 31,
	2025	2024	2023
	(in thousands)
Beginning balance-gross unrecognized tax benefits (UTB’s)	$3,244	$3,244	$3,244
Tax credit expiration	—	—	—
Ending balance—UTB	3,244	3,244	3,244
UTB’s as a credit in deferred taxes	(2,347)	(2,347)	(2,347)
Federal benefit of state taxes	(356)	(356)	(356)
UTB’s that would impact the effective tax rate	$541	$541	$541

Summary of the Components of Net Deferred Tax Assets

A summary of the components of net deferred tax assets is as follows:

	December 31,	December 31,
	2025	2024
	(in thousands)
Deferred Tax Assets
Allowance and reserves	$2,079	$1,980
Net operating loss carryforward	164,540	164,343
Tax credit carryforwards	5,543	5,006
Property, plant and equipment	314	217
Accrued warranties	9	13
Other	12,456	12,938
Total deferred tax assets	184,941	184,497
Deferred Tax Liabilities
Deferred revenue and customer advances, net	(68)	(136)
Prepaid expense	(36)	(41)
Total deferred tax liabilities	(104)	(177)
Total net deferred tax assets	184,837	184,320
Less: Valuation allowance	(184,694)	(183,941)
Total net deferred tax assets	$143	$379

Schedule of Reconciliation of Effective Income Tax Amount and the Federal Statutory Amount

The difference between the Company’s effective income tax amount and the federal statutory amount are reconciled below:

	Years Ended December 31,
	2024	2023
	(in thousands)
Federal tax (benefit) at statutory rate	$(774)	$(541)
Stock compensation expense	25	62
Effect of differences in foreign tax rates	612	925
Effect of elimination of dividend distribution	—	3,239
Tax loss expiration	2,934	—
ASC 740-10 reserve	21	21
Change in deferred tax valuation allowance	(2,203)	(2,369)
Other	68	(63)
Total Tax Expense	$683	$1,274

A reconciliation of the provision for income taxes to the amount computed by applying the 21% statutory U.S. federal income tax rate to income before income taxes after the adoption of ASU 2023-09 is as follows:

	Year Ended December 31, 2025
	Amount	Percent
	(in thousands)
Loss before income taxes	$(6,329)
Income tax expense (benefit) computed at US tax rate	(1,329)	21%
Foreign Tax Effects
Foreign withholding taxes on dividends	1,015	-16%
Elimination of dividend distribution	2,680	-42%
China
Statutory tax rate difference between China and US	514	-8%
Changes in valuation Allowance	(812)	12%
NOL expired in current year	1,867	-29%
Hong Kong
Statutory tax rate difference between Hong Kong and US	17	0%
Changes in valuation Allowance	(1,889)	30%
Other jurisdictions
Statutory tax rate difference between other jurisdictions and US	493	-8%
Changes in valuation Allowance	4	-1%
Net impact of changes to uncertain tax positions	21	0%
Changes in valuation Allowance	(1,013)	16%
Other adjustments	54	-1%
Total Tax Expense	$1,622	-26%